Treasury Risk Management - Summary of Derivative Cash Flow Hedges (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows		€ 3,136	€ 2,254
Foreign exchange cash outflows		(3,205)	(2,259)
Interest rate swaps cash inflows		3,277	4,406
Interest rate swaps cash outflows		(3,380)	(4,136)
Commodity contracts cash inflows		40	31
Commodity contracts cash outflows		(3)	(4)
Within 1 year [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows		3,136	2,254
Foreign exchange cash outflows		(3,205)	(2,259)
Interest rate swaps cash inflows		403	811
Interest rate swaps cash outflows		(347)	(756)
Commodity contracts cash inflows		40	31
Commodity contracts cash outflows		(3)	(4)
Due between 1 and 2 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		1,077	442
Interest rate swaps cash outflows		(1,147)	(347)
Due between 2 and 3 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		488	1,182
Interest rate swaps cash outflows		(464)	(1,147)
Due between 3 and 4 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		436	536
Interest rate swaps cash outflows		(473)	(464)
Due between 4 and 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		24	478
Interest rate swaps cash outflows		(13)	(473)
Later than 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		849	957
Interest rate swaps cash outflows		(936)	(949)
Net carrying amount [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash outflows	[1]	(50)
Interest rate swaps cash outflows	[1]	(221)	(29)
Commodity contracts cash inflows	[1]	40	31
Commodity contracts cash outflows	[1]	€ (3)	€ (4)

[1]	See note 16C.